Convertible redeemable non-controlling interests (Tables)	9 Months Ended
Sep. 30, 2019
Convertible redeemable non-controlling interests
Schedule of convertible redeemable non-controlling interests activities
The convertible redeemable
non-controlling
interests for the nine months ended September 30, 2018 and 2019 are summarized below:

	Number of shares	Amount
		RMB
Balance as of January 1, 2018	—	—
Issuance	984,000,000	15,629,605
Less: preferred shares issuance costs		(14,406)
Net income attributable to mezzanine equity classified non-controlling interests shareholders		1,653

Balance as of September 30, 2018	984,000,000	15,616,852

Balance as of January 1, 2019	1,004,000,000	15,961,284
Net income attributable to mezzanine equity classified non-controlling interests shareholders		2,303

Balance as of September 30, 2019	1,004,000,000	15,963,587